Note 19 - Fair Value Measurements	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Fair Value Disclosures [Text Block]
19.	FAIR VALUE MEASUREMENTS

ASC
820,
“Fair Value Measurement” defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. ASC
820
establishes a
three
-level fair value hierarchy that prioritizes the inputs used to measure fair value as follows:

Level 1—	Inputs are quoted prices in active markets for identical assets or liabilities.
Level 2—	Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not
active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3—	Inputs are derived from valuation techniques in which
one
or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.

There were
no
transfers between Level
1
and Level
2
for the years ended
March 31, 2016
and
2017.

Assets Measured at Fair Value on a Recurring Basis

The following table presents the Company’s assets that are measured at fair value on a recurring basis at
March 31, 2016
and
2017,
consistent with the fair value hierarchy provisions of ASC
820.

	Thousands of Yen

March 31, 2016	Level 1	Level 2	Level 3	Total

Assets—
Available-for-sale securities— equity securities	¥3,830,847	–	–	¥3,830,847
Available-for-sale securities— debt securities	–	¥113,550	–	113,550
Total assets	¥3,830,847	¥113,550	–	¥3,944,397

	Thousands of Yen

March 31, 2017	Level 1	Level 2	Level 3	Total

Assets—
Available-for-sale securities— equity securities	¥5,669,510	–	–	¥5,669,510
Available-for-sale securities— debt securities	–	¥110,830	–	110,830
Total assets	¥5,669,510	¥110,830	–	¥5,780,340

Available-for-sale securities are comprised of marketable equity and debt securities. Marketable equity securities are listed on Japan and Hong Kong securities markets and are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Marketable debt securities are valued using quoted prices obtained from financial institutions.

F- 47

Assets Measured at Fair Value on a Nonrecurring Basis

	Thousands of Yen
March 31, 2016	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Trademark	–	–	¥96,000	¥11,000
	–	–	¥96,000	¥11,000

	Thousands of Yen
March 31, 2017	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Trademark	–	–	¥15,000	¥81,000
	–	–	¥15,000	¥81,000

The trademark right related to hi-ho with a carrying amount of
¥107,000
thousand was written down to a fair value of
¥96,000
thousand, resulting in an impairment charge of
¥11,000
thousand, which was included in the Company’s consolidated statement of income for the year ended
March 31, 2016
and was written down to a fair value of
¥15,000
thousand, resulting in an impairment charge of
¥81,000
thousand, which was included in the Company’s consolidated statement of income for the year ended
March 31, 2017.
The impaired trademark was classified within Level
3
as the Company used unobservable inputs such as expected future income to value the trademark.

Level
3
valuations are determined by the Company’s valuation team (accounting and financing managers) based on the methodologies used to perform the valuation of each instrument. The Company uses third
-party valuation firms to conduct the valuation of certain instruments, if necessary. Detailed reviews of the methodologies in valuations and the reasonableness of the valuations (including those performed by third
parties) are performed by the Chief Financial Officer.

F- 48

The following table presents information relating to the significant unobservable inputs of the Company’s Level
3
non-recurring measurements.

	Thousands of Yen

March 31, 2016	Fair value	Valuation technique	Unobservable inputs	Range

Trademark	¥96,000	Relief from royalty method	Discount Rate	6.3%
			Royalty rate	0.3%

	Thousands of Yen

March 31, 2017	Fair value	Valuation technique	Unobservable inputs	Range

Trademark	¥15,000	Relief from royalty method	Discount Rate	6.8%
			Royalty rate	0.1%